Principal Exchange-Traded Funds
Supplement dated September 16, 2019
to the Statement of Additional Information dated November 1, 2018 as amended and restated April 8, 2019 and July 6, 2019
(as previously supplemented)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

LEADERSHIP STRUCTURE AND BOARD OF TRUSTEES
Delete all references to Michael J. Beer.
Delete the following sentence in the first paragraph:
The Board is currently composed of twelve members, nine of whom are Independent Trustees.
Under Management Information, in the independent trustees’ table, add “Member Executive Committee” to the “Position(s) Held with Trust and Length of Time Served as Trustee” column for Craig Damos.
Add the following row in alphabetical order to the Officers of the Trust table:

Kamal Bhatia 711 High Street Des Moines, IA 50392 1972	President and Chief Executive Officer (since 2019)	President - Principal Funds, PLIC (since 2019) Principal Executive Officer, OFI Carlyle Private Credit JV (Oppenheimer Funds) (2011-2019)

INVESTMENT ADVISORY AND OTHER SERVICES
After the Fund Sub-Administrator, Custodian, and Transfer Agent section, add the following new section:
Securities Lending Agent
State Street serves as the securities lending agent for the Funds. The Funds did not loan their securities or employ State Street as securities lending agent during their most recently ended fiscal year.

PROXY VOTING POLICIES AND PROCEDURES
Add the following after the second paragraph:
For Funds that participate in a securities lending program, the voting rights for securities that are loaned are transferred to the borrower. Therefore, the lender (i.e., a Fund) is not entitled to vote the loaned securities, unless it recalls those securities. Those managing the Fund’s investments may recall securities for voting purposes when it reasonably believes the ability to vote such securities outweighs the additional revenue received if such securities were not recalled.

PORTFOLIO MANAGER DISCLOSURE
Effective December 31, 2019, delete references to Charles D. Averill.

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